Expense Example - Victory US 500 Enhanced Volatility Wtd Index Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	673	939	1,226	2,039	280	618	1,082	2,367	79	306	552	1,257